UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
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Check here if Amendment []: Amendment Number:
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           This Amendment (Check only one):   [ ] is a restatement
                                              [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      Brevan Howard Capital Management LP
Address:   4th Floor, One Esplanade
           St Helier, Jersey, JE2 3AD, Channel Islands




Form 13F File Number: To be determined after filing
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   David Barton
Title:  Authorized Signatory
Phone:  +44 1534 605 427

Signature, Place and Date of Signing:

/s/ David Barton                   St Helier, Jersey          February 14, 2011
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    [Signature]                        [City, State]                [Date]

*NOTE: THE INVESTMENT MANAGER FILING THIS REPORT IS DEEMED TO HAVE INVESTMENT DISCRETION WITH RESPECT TO SECURITIES OVER WHICH BREVAN HOWARD INVESTMENT PRODUCTS LIMITED ("BHIPL"), A SUBSIDIARY OF THE INVESTMENT MANAGER,
EXERCISES INVESTMENT DISCRETION AS A RESULT OF THE INVESTMENT MANAGER HAVING CONTROL OVER BHIPL. THE INVESTMENT MANAGER, HOWEVER, DOES NOT HAVE CONTROL OVER BREVAN HOWARD ASSET MANAGEMENT LLP (UK) ("BHAM") AND, THEREFORE, IS NOT INCLUDING ANY POSITIONS OVER WHICH BHAM EXERCISES INVESTMENT DISCRETION. BHAM HAS THUS FILED A SEPARATE FORM 13F REPORTING SECURITIES OVER WHICH IT HAS INVESTMENT DISCRETION.

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
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Form 13F Information Table Entry Total:          6
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Form 13F Information Table Value Total:    $1,331,632
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                                         (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.   Form 13F File Number    Name

1                             Brevan Howard Investment Products Limited



                                                  BREVAN HOWARD CAPITAL MANAGEMENT LP
                                                      FORM 13F INFORMATION TABLE
                                                   Quarter Ended December 31, 2010

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                                                          VALUE     SHRS OR    SH/ PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
                                                         --------   -------    --- ---- ----------   -----    ---------------------
       NAME OF ISSUER        TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT    PRN CALL DISCRETION  MANAGERS    SOLE   SHARED  NONE
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GENERAL MTRS CO          JR PFD CNV SRB       37045V209    37,877     700,000  PRN        DEFINED     1                        NONE
ISHARES TR               MSCI EMERG MKT       464287234   411,751   8,642,600  SH         DEFINED     1         8,642,600
ISHARES TR               MSCI EMERG MKT       464287234   301,407   6,326,500  SH  CALL   DEFINED     1         6,326,500
POWERSHARES QQQ TRUST    UNIT SER 1           73935A104   353,990   6,500,000  SH  CALL   DEFINED     1         6,500,000
SELECT SECTOR SPDR TR    SBI INT-FINL         81369Y605   159,500  10,000,000  SH  CALL   DEFINED     1        10,000,000
SPDR SERIES TRUST        SPDR KBW BK ETF      78464A797    67,107   2,590,000  SH         DEFINED     1         2,590,000